Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies.
Schedule of Future Minimum Lease Payments

Years ending December 31,
2022	$266,500
2023	273,163
2024	279,992
2025	286,991
2026	294,166
Thereafter	1,273,734
Total	$2,674,546